Income Taxes (Details) - USD ($)	6 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Income Taxes (Textual)
Deferred tax asset	$ 0	$ 0
Subsidiary Formed Hong Kong [Member]
Income Taxes (Textual)
Effective income tax rate	16.50%
PRC [Member]
Income Taxes (Textual)
Effective income tax rate	25.00%
Operating loss carryforwards, description	The Company's subsidiaries incorporated in the PRC has unused net operating losses ("NOLs") available for carry forward to future years for PRC income tax reporting purposes up to five years.